2. Accounting Policies and Estimates (Details Narrative)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)
Accounting Policies [Abstract]
Cash, FDIC Insured Amount	$ 250,000	€ 100,000	$ 100,000	$ 250,000	€ 100,000	$ 100,000